Segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of Results by Segment
Results by segment

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2021	£m	£m	£m	£m	£m	£m
Net interest income/(expense)	3,374	233	401	—	(11)	3,997
Non-interest income	201	178	109	—	59	547
Total operating income	3,575	411	510	—	48	4,544
Operating expenses before credit impairment write-backs, provisions and charges	(1,703)	(163)	(365)	—	(309)	(2,540)
Credit impairment write-backs	98	33	91	—	11	233
Provisions for other liabilities and charges	(187)	4	(34)	—	(162)	(379)
Total operating credit impairment write-backs, provisions and charges	(89)	37	57	—	(151)	(146)
Profit/(loss) from continuing operations before tax	1,783	285	202	—	(412)	1,858

Revenue from external customers	4,061	489	553	—	(559)	4,544
Inter-segment revenue	(486)	(78)	(43)	—	607	—
Total operating income	3,575	411	510	—	48	4,544

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	428	—	50	—	—	478
–Insurance, protection and investments	67	—	—	—	—	67
–Credit cards	73	—	—	—	—	73
–Non-banking and other fees(2)	2	10	62	—	2	76
Total fee and commission income	570	10	112	—	2	694
Fee and commission expense	(384)	—	(22)	—	(8)	(414)
Net fee and commission income/(expense)	186	10	90	—	(6)	280

Customer loans	185,608	4,984	16,997	—	3,027	210,616
Total assets(3)	193,214	8,873	16,997	—	74,592	293,676
Customer deposits	156,991	—	25,597	—	9,588	192,176
Total liabilities	157,622	1,173	25,613	—	92,890	277,298

Average number of full-time equivalent staff	16,149	670	2,281	528	216	19,844
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.

	Retail Banking(5)	Consumer Finance(5)	Corporate & Commercial Banking	Corporate & Investment Banking(4)	Corporate Centre	Total
2020	£m	£m	£m	£m	£m	£m
Net interest income/(expense)	2,758	264	363	—	(4)	3,381
Non-interest income	245	127	94	—	(12)	454
Total operating income/(expense)	3,003	391	457	—	(16)	3,835
Operating expenses before credit impairment losses, provisions and charges	(1,792)	(166)	(324)	—	(143)	(2,425)
Credit impairment losses	(264)	(44)	(294)	—	(37)	(639)
Provisions for other liabilities and charges	(160)	(8)	(6)	—	(89)	(263)
Total operating credit impairment losses, provisions and charges	(424)	(52)	(300)	—	(126)	(902)
Profit/(loss) from continuing operations before tax	787	173	(167)	—	(285)	508

Revenue from external customers	3,685	501	549	—	(900)	3,835
Inter-segment revenue	(682)	(110)	(92)	—	884	—
Total operating income/(expense)	3,003	391	457	—	(16)	3,835

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	442	—	42	—	—	484
–Insurance, protection and investments	65	—	—	—	—	65
–Credit cards	66	—	—	—	—	66
–Non-banking and other fees(2)	3	10	50	—	3	66
Total fee and commission income	576	10	92	—	3	681
Fee and commission expense	(337)	—	(22)	—	(4)	(363)
Net fee and commission income	239	10	70	—	(1)	318

Customer loans	178,451	8,025	17,626	2,784	3,483	210,369
Total assets(3)	186,226	11,143	17,626	2,784	81,285	299,064
Customer deposits	152,167	—	24,985	6,506	8,074	191,732
Total liabilities	152,687	2,397	25,011	6,517	96,207	282,819

Average number of full-time equivalent staff	18,198	640	2,405	716	180	22,139

2019
Net interest income	2,581	246	422	—	(22)	3,227
Non-interest income	531	155	109	—	10	805
Total operating income	3,112	401	531	—	(12)	4,032
Operating expenses before credit impairment losses, provisions and charges	(1,860)	(179)	(334)	—	(93)	(2,466)
Credit impairment (losses)/write-backs	(129)	(27)	(45)	—	3	(198)
Provisions for other liabilities and charges	(273)	(8)	(24)	—	(123)	(428)
Total operating credit impairment losses, provisions and (charges)/releases	(402)	(35)	(69)	—	(120)	(626)
Profit/(loss) from continuing operations before tax	850	187	128	—	(225)	940

Revenue from external customers	3,748	525	633	—	(874)	4,032
Inter-segment revenue	(636)	(124)	(102)	—	862	—
Total operating income	3,112	401	531	—	(12)	4,032

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	711	—	43	—	—	754
–Insurance, protection and investments	69	—	—	—	—	69
–Credit card fees	86	—	—	—	—	86
–Non-banking and other fees(2)	33	13	65	—	23	134
Total fee and commission income	899	13	108	—	23	1,043
Fee and commission expense	(372)	—	(24)	—	(20)	(416)
Net fee and commission income	527	13	84	—	3	627

Customer loans	171,078	7,684	18,391	4,041	4,104	205,298
Total assets(3)	178,665	10,748	18,391	4,046	76,638	288,488
Customer deposits	142,735	—	20,546	6,102	8,438	177,821
Total liabilities	143,570	2,748	20,572	6,233	99,024	272,147

Average number of full-time equivalent staff	19,669	612	2,464	804	157	23,706
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.
(4)Restated to reflect the presentation of CIB as a discontinued operation, as set out in Note 43.
(5) Restated to reflect the resegmentation of the Retail Banking segment into the Retail Banking and Consumer Finance segments described above.